RETAINED PROFITS (Details) - Schedule of Retained Profits - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	£ 3,246
Profit for the year	1,318	£ 2,925	£ 4,408
Dividends paid	(41)	(2,450)	(2,301)
Post-retirement defined benefit scheme remeasurements	113	(1,117)	120
Share of other comprehensive income of associates and joint ventures	(13)	6	9
Movement in treasury shares	293	(3)	40
Value of employee services:
Share option schemes	48	71	53
Other employee award schemes	74	165	207
At 31 December	4,584	3,246
Retained profits
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	3,246	5,389	3,976
Profit for the year	865	2,459	3,975
Dividends paid	0	(2,312)	(2,240)
Issue costs of other equity instruments (net of tax) (note 42)	0	(3)	(5)
Share buyback programmes (note 40)	0	(1,095)	(1,005)
Realised gains and losses on equity shares held at fair value through other comprehensive income	0	(2)	(129)
Post-retirement defined benefit scheme remeasurements	113	(1,117)	120
Share of other comprehensive income of associates and joint ventures	0	0	8
Gains and losses attributable to own credit risk (net of tax)	(55)	(306)	389
Movement in treasury shares	293	(3)	40
Value of employee services:
Share option schemes	48	71	53
Other employee award schemes	74	165	207
At 31 December	4,584	3,246	5,389
Income from continuing involvement in derecognised financial assets	£ 1	£ 0	£ 0